Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of provisions and other non-current liabilities
The below table provides details related to Provisions and other non-current liabilities as of December 31, 2022 and 2021:

($ millions)	Note	2022	2021
Accrued liability for employee benefits:
Defined benefit pension plans	22	175	295
Other long-term employee benefits and deferred compensation		160	177
Other post-employment benefits	22	221	300
Provisions for litigation and other legal matters		—	—
Contingent consideration	17	98	112
Other non-current liabilities		132	56
Total provisions and other non-current liabilities		786	940

Disclosure of details of non-current product liabilities and other legal matter provisions
Litigation and other legal matters provision movements

($ millions)	2022	2021	2020
January 1	53	—	—
Additions to provisions	175	54	9
Cash payments	(21)	(1)	(9)
Releases of provisions	(1)	—	—
December 31	206	53	—
Less current portion	(206)	(53)	—
Non-current provisions for litigation and other legal matters at December 31	—	—	—